Segmented information - Schedule of Financial Information by Segment (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Operating revenues	$ 6,005	$ 6,066	$ 12,016	$ 12,120
Operating costs	(3,308)	(3,421)	(6,754)	(6,937)
Adjusted EBITDA	2,697	2,645	5,262	5,183
Severance, acquisition and other costs	(22)	(100)	(251)	(149)
Depreciation and amortization	(1,270)	(1,232)	(2,532)	(2,433)
Finance costs
Interest expense	(426)	(359)	(842)	(703)
Net return on post-employment benefit plans	17	27	33	54
Impairment of assets	(60)	0	(73)	(34)
Other expense	(101)	(311)	(139)	(190)
Income taxes	(231)	(273)	(397)	(543)
Net earnings	604	397	1,061	1,185
External Service Revenue
Disclosure of operating segments [line items]
Operating revenues	6,005	6,066	12,016	12,120
Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues	0	0	0	0
Total services
Disclosure of operating segments [line items]
Operating revenues	5,308	5,303	10,500	10,525
Total services | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues	5,308	5,303	10,500	10,525
Total services | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues	0	0	0	0
Total products
Disclosure of operating segments [line items]
Operating revenues	697	763	1,516	1,595
Operating segments | Bell CTS
Disclosure of operating segments [line items]
Operating revenues	5,283	5,354	10,658	10,721
Operating costs	(2,804)	(2,923)	(5,731)	(5,884)
Adjusted EBITDA	2,479	2,431	4,927	4,837
Operating segments | Bell CTS | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues	5,275	5,347	10,644	10,707
Operating segments | Bell CTS | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues	8	7	14	14
Operating segments | Bell CTS | Total services
Disclosure of operating segments [line items]
Operating revenues	4,586	4,591	9,142	9,126
Operating segments | Bell CTS | Total services | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues	4,578	4,584	9,128	9,112
Operating segments | Bell CTS | Total services | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues	8	7	14	14
Operating segments | Bell CTS | Total products
Disclosure of operating segments [line items]
Operating revenues	697	763	1,516	1,595
Operating segments | Bell Media
Disclosure of operating segments [line items]
Operating revenues	812	805	1,537	1,585
Operating costs	(594)	(591)	(1,202)	(1,239)
Adjusted EBITDA	218	214	335	346
Operating segments | Bell Media | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues	730	719	1,372	1,413
Operating segments | Bell Media | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues	82	86	165	172
Operating segments | Bell Media | Total services
Disclosure of operating segments [line items]
Operating revenues	812	805	1,537	1,585
Operating segments | Bell Media | Total services | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues	730	719	1,372	1,413
Operating segments | Bell Media | Total services | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues	82	86	165	172
Operating segments | Bell Media | Total products
Disclosure of operating segments [line items]
Operating revenues	0	0	0	0
Intersegment eliminations
Disclosure of operating segments [line items]
Operating revenues	(90)	(93)	(179)	(186)
Operating costs	90	93	179	186
Adjusted EBITDA	0	0	0	0
Intersegment eliminations | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues	0	0	0	0
Intersegment eliminations | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues	(90)	(93)	(179)	(186)
Intersegment eliminations | Total services
Disclosure of operating segments [line items]
Operating revenues	(90)	(93)	(179)	(186)
Intersegment eliminations | Total services | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues	0	0	0	0
Intersegment eliminations | Total services | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues	(90)	(93)	(179)	(186)
Intersegment eliminations | Total products
Disclosure of operating segments [line items]
Operating revenues	$ 0	$ 0	$ 0	$ 0